Stock Based Compensation (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation [Abstract]
Selling and marketing expenses	$ 92,885	$ (14,483)	$ 110,940
General and administrative expenses	67,099
Total charges (reversals) of share-based compensation expenses	$ 159,984	$ (14,483)	$ 110,940